Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Corporate

Santa Fe University of Arts and Design (SFUAD)

SFUAD is owned by Wengen, our controlling stockholder. Laureate is affiliated with SFUAD, but does not own or control it and, accordingly, SFUAD is not included in the financial results of Laureate. On May 18, 2016, SFUAD announced that it had signed an agreement to be acquired by a private education provider with a global network of colleges and universities that focus on art and design education. This agreement was terminated by the parties thereto on March 29, 2017. On April 12, 2017, SFUAD announced that it plans to close after the end of the 2017-2018 academic year and will work with its students on a phased teach-out and transfer process for students who are eligible to complete their degrees by May 2018 and appropriate transfer opportunities for other students. The teach-out plan has been approved by the Higher Learning Commission (HLC).

As of December 31, 2017, Laureate had a payable to SFUAD of approximately $1,250 related to a surety bond issued to the New Mexico Higher Education Department that Laureate is maintaining on SFUAD's behalf. The cash collateral for the bond, which is recorded in Restricted cash and investments on our December 31, 2017 Consolidated Balance Sheet, was funded by SFUAD and therefore is recorded as a payable to SFUAD.

Transactions between Laureate and Affiliates, Wengen, Directors and a Former Executive

During the first quarter of 2017, Laureate made a charitable contribution of $2,000 to the Sylvan Laureate Foundation, a non-profit foundation that supports programs designed to promote education and best practices and principles in teaching. The payment was accrued in prior periods.

An affiliate of one of the Wengen investors acted as a financial adviser in connection with our IPO and our 2017 debt refinancing; we paid this affiliate $2,768 for its services during the year ended December 31, 2017. During the years ended December 31, 2016 and 2015, we paid this affiliate $185 and $700, respectively for services rendered in connection with the Company's refinancing of its debt and new debt issuances.

During the first quarter of 2017, the Company paid in full a note payable to a former executive of approximately $4,280, which represented the original note payable of $3,771 plus accrued interest. As previously disclosed in our 2016 Form 10-K, the note payable was issued in 2014 in exchange for vested share-based compensation and was payable upon consummation of the IPO.

We have agreements in place with I/O Data Centers, LLC and affiliates (I/O) pursuant to which I/O provides modular data center solutions to the Company. One of our directors is also a director of the parent of I/O. Additionally, this director, our former CEO, and Sterling Partners (a private equity firm co-founded by the director, our former CEO, and others) maintain an ownership interest in I/O. During the years ended December 31, 2017, 2016, and 2015, we incurred costs for these agreements of approximately $500, $900, and $500, respectively.

During the years ended December 31, 2015, we made payments of $196 to a consulting firm that works with one of the Wengen investors and its portfolio companies, for consulting services provided in connection with our EiP initiative. No payments were made in 2016 or 2017.

As part of our initial public offering in February 2017, an affiliate of one of the Wengen investors purchased from the underwriters 3,571 shares of Class A common stock at the initial public offering price.

As part of the issuance and sale of shares of the Company’s Series A Preferred Stock in December 2016, KKR and Snow Phipps, affiliates of Wengen, purchased from the Company 60 and 15 shares of Series A-2 Preferred Stock, respectively. During the year ended December 31, 2017, the Company paid cash dividends on the Series A Preferred Stock totaling $18,052, of which $3,644 was paid to KKR and Snow Phipps.

On December 16, 2015, Laureate entered into a term loan agreement with Wengen, its controlling stockholder, for approximately $11,000. The note payable accrued interest at an annual rate of LIBOR plus 4.25%, with a 1.25% floor on the LIBOR, and interest was payable quarterly. The term of the loan was three years, with the last payment due on December 31, 2018. Early repayment was permitted under the loan agreement, and the loan was fully repaid during the year ended December 31, 2016.

Andean

Transactions between Laureate and Entities Affiliated with a Former Executive

For the years ended December 31, 2017, 2016 and 2015, Laureate made payments of $639, $617 and $497, respectively, for clinical studies and $0, $0 and $158, respectively, for consulting and market research to companies that are affiliated with an individual who served as one of our executives until the third quarter of 2014.

Ecuador

Transactions between Laureate and a VIE formerly consolidated

UDLA Ecuador is an institution in Ecuador that was formerly consolidated into Laureate. In the fourth quarter of 2012, Laureate deconsolidated UDLA Ecuador as a result of a law that caused us to lose the ability to control that institution. In prior years, UDLA Ecuador made capital contributions to an education-related real estate subsidiary of Laureate in Chile. As of December 31, 2016, UDLA Ecuador's noncontrolling interest in this Chilean real estate subsidiary was approximately $22,000. As discussed in Note 5, Dispositions and Asset Sales, in November 2017 we completed the sale of certain property and equipment to UDLA Ecuador. Contemporaneous with that transaction, we also repurchased UDLA Ecuador's noncontrolling interest in the Chilean real estate subsidiary for a purchase price of $36,247, which included a cash payment of $6,085. The payment is included in Payments to purchase noncontrolling interests in the Consolidated Statement of Cash Flows. During the years ended December 31, 2017, 2016 and 2015, the Chilean real estate subsidiary made dividend payments to UDLA Ecuador of $1,242, $955 and $1,047, respectively, related to this investment.

Certain for-profit entities of Laureate continue to provide services and/or intellectual property to UDLA Ecuador through contractual arrangements at market rates. However, only earnings that are realized through these various contractual arrangements are being recognized by the Company. During the years ended December 31, 2017, 2016 and 2015, the total amounts recognized through these contractual arrangements, primarily as other revenues, were $13,927, $13,970 and $13,879, respectively. As of December 31, 2016, we had payables to UDLA Ecuador of $9,190 and receivables from UDLA Ecuador of $3,273. In connection with the November 2017 transactions described above, we extended certain of the aforementioned contractual arrangements with UDLA Ecuador. However, any future revenues from these contractual arrangements will only be recognized if received.

Rest of World

Morocco

Transactions between Laureate and Noncontrolling Interest Holder of Laureate Somed Education Holding SA (Laureate Somed)

Laureate Somed is 60% owned and consolidated by Laureate and is the entity that operates Université Internationale de Casablanca, our institution in Morocco. The 40% noncontrolling interest holder of Laureate Somed has made loans to Laureate Somed, and as of December 31, 2016, we had a related party payable of $7,936 to the noncontrolling interest holder for the outstanding balance of and accrued interest on these loans, all of which was recorded as current and included in Current assets held for sale on the Consolidated Balance Sheets.

During the year ended December 31, 2017, the maturity dates of five loans made by the noncontrolling interest holder were extended. The first loan was made by the noncontrolling interest holder in December 2013 and the maturity date was extended from December 2016 to December 2018. The second loan was made by the noncontrolling interest holder in March 2015 and the maturity date was extended from September 2016 to September 2019. The third loan was made by the noncontrolling interest holder in June 2015 and the maturity date was extended from December 2016 to December 2018. The fourth loan was made by the noncontrolling interest holder in April 2014 and the maturity date was extended from April 2017 to April 2019. The fifth loan was made by the noncontrolling interest holder in October 2015 and the maturity date was extended from April 2017 to October 2019. The total outstanding balance of these five loans, including accrued interest, at the extension dates was MAD 74,262 (US $7,885 at December 31, 2017). Each of these loans bears an interest rate of 4.5% per annum.

As of December 31, 2017, we had total related party payables of $8,953 to the noncontrolling interest holder of Laureate Somed for the outstanding balance on these loans plus accrued interest, of which $3,016 and $5,937 was recorded as current and noncurrent, respectively, and included in Current assets held for sale and Long-term assets held for sale, respectively, on the Consolidated Balance Sheets. Laureate Somed is included in Discontinued Operations for all periods presented.

As discussed in Note 3, Discontinued Operations, on November 29, 2017, the Company, along with the noncontrolling interest holder, entered into an agreement to sell Laureate Somed. The sale is expected to close during the first half of 2018, subject to customary closing conditions.

China

Transactions between China businesses and Noncontrolling Interest Holders of HIEU

A portion of real property that HIEU had paid for, including land and buildings, was mortgaged as collateral for corporate loans that an entity controlled by certain noncontrolling interest holders of HIEU had entered into with third-party banks. In December 2013, the noncontrolling interest holders of HIEU signed an agreement with Laureate and committed to: (1) remove all encumbrances on HIEU’s real property no later than September 30, 2014 and (2) cause the entity to complete the transfer of title relating to the encumbered real property to HIEU no later than December 31, 2014. Under the terms of this agreement, the noncontrolling interest holders also agreed to pay any and all transfer taxes, fees and other costs that are required in connection with the removal of the encumbrances and the transfer of titles, which are estimated to be approximately $2,000. As collateral for their performance under the agreement, the noncontrolling interest holders pledged to Laureate their 30% equity interest in the sponsoring entity of HIEU. The noncontrolling interest holders of HIEU did not complete their commitment to remove the encumbrances over the real property or complete the transfer of the real property. Under the terms of the agreement, Laureate had the right to receive the sale proceeds of the noncontrolling interest holders' 30% equity interest, up to the amount owing to it under the equity pledge, in priority to other creditors of the noncontrolling interest holders.

On February 22, 2016, certain creditors of the noncontrolling interest holders initiated an enforcement process against the noncontrolling interest holders and requested the court to auction a portion of the equity interest of the noncontrolling interest holders (being a 22.8% interest in the sponsoring entity of HIEU). A court auction process was held on August 21, 2017. At that auction, Guangdong Nanbo Education Investment Co. Ltd successfully bid approximately RMB 508,000 (approximately $77,000 as of December 31, 2017) for the shares being auctioned. As the registered pledgee, Laureate had the right to receive the sale proceeds of the noncontrolling interest holders' equity interest, up to the amount owing to it under the equity pledge, in priority to other creditors of the noncontrolling interest holders. However, as of December 31, 2017, no formal judgment had been given by the court as to whether they would recognize Laureate's right to receive these sale proceeds. As of both December 31, 2017 and December 31, 2016, Laureate’s net carrying value of the encumbered real property was approximately $12,000.

As discussed in Note 3, Discontinued Operations, in December 2017 we entered into an agreement to sell LEILY, the entity that is the beneficial owner of a 70% equity interest in Hunan Lie Ying Industry Co., Ltd., which in turn owns 100% of the sponsorship or equity interests in the Entities, a group of entities that includes HIEU. As discussed in Note 25, Subsequent Events, we completed the sale of LEILY in January 2018 and, as a result, we do not expect to receive any of the sale proceeds resulting from the court auction of the noncontrolling interest holders' equity interest discussed above. The sold entities are included in Discontinued Operations for all periods presented.

Dubai
Transactions between Laureate and Laureate-Obeikan Ltd.
Laureate-Obeikan Ltd., is a joint venture in Dubai that is 50% owned by Laureate and consolidated. During the first quarter of 2016, we entered into an agreement for the assignment of amounts due to Laureate-Obeikan Ltd. from Higher Institute for Paper and Industrial Technologies (HIPIT), a third party, to Obeikan Paper Industries (OPI), a related-party subsidiary of the noncontrolling interest holder of Laureate-Obeikan Ltd., in the amount of Saudi Riyals (SAR) 14,279 (US $3,807 at December 31, 2017) as a settlement of amounts owed from OPI to an affiliate of HIPIT. As of December 31, 2016, the amount receivable was $2,245. During 2017, installments totaling SAR 6,000 (approximately US $1,600 at December 31, 2017) were paid and amounts totaling SAR 2,500 (approximately US $645 at December 31, 2017) were written off. In December 2017, management agreed to reduce the outstanding amounts due from OPI by offsetting against amounts owed by the Company to Obeikan subsidiaries, which resulted in no remaining net receivable as of December 31, 2017.

Malaysia

Dividends to Noncontrolling Interest Holders

During the years ended December 31, 2017, 2016 and 2015, INTI made contractual dividend payments to its noncontrolling interest holders of $77, $550 and $450, respectively, which were included within Payments of dividends in the financing activities section of the Consolidated Statements of Cash Flows. As discussed in Note 3, Discontinued Operations, on December 11, 2017 we signed a sale purchase agreement to sell Inti Holdings, the indirect owner of INTI. Inti Holdings is included in Discontinued Operations for all periods presented.

South Africa

Transactions between Laureate and Noncontrolling Interest Holder of Monash South Africa (MSA)

As of December 31, 2016, Laureate had a related party payable recorded that was owed to the noncontrolling interest holder of MSA in the amount of $2,020. During the first quarter of 2017, we received an additional loan from the noncontrolling interest holder in the amount of $943. The loan matures in January 2026 and bears interest at a rate of 10.5% per annum. As of December 31, 2017, the total related party payable due to the noncontrolling interest holder was $3,371. MSA is included in Discontinued Operations for all periods presented.

Central America & U.S. Campuses

United States

Transactions between Laureate and Noncontrolling Interest Holder of St. Augustine

During the year ended December 31, 2015, St. Augustine made tax distributions to its 20% noncontrolling interest holder of $3,952, as provided for in St. Augustine's operating agreement, which were included in Distributions to noncontrolling interest holders in the financing activities section of the Consolidated Statement of Cash Flows. No tax distributions were made in 2016 or 2017. As discussed in Note 4, Acquisitions, in June 2016 we acquired the remaining 20% noncontrolling interest in St. Augustine for a purchase price of $24,997. In December 2017, Laureate agreed to pay additional purchase price of $370 to the former minority owner of St. Augustine as a final settlement of certain matters; the payment was made in January 2018. St. Augustine is included in Discontinued Operations for all periods presented.